Profits Interest Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Various Distribution Thresholds

PIUs issued and outstanding prior to the Reorganization Merger, which was also the modification date, at the various distribution thresholds were as follows:

	Distribution Threshold $ (in millions):
Year Granted	$25	$40	$75	$80	$90	$120	$160	Total
2017	4,753,000	125,200	-	-	-	-	-	4,878,200
2018	-	661,525	217,725	22,883	-	-	-	902,133
2019	-	-	-	-	377,524	458,924	-	836,448
2020	-	-	-	1,476,126	-	49,554	-	1,525,680
2021							357,539	357,539
Total	4,753,000	786,725	217,725	1,499,009	377,524	508,478	357,539	8,500,000

Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Option Activity

The following summarizes the activity of the Company’s Plan:

		Distribution
	Profits Interest	Thresholds
	Units	(stated in millions)
Outstanding at January 1, 2021	8,142,461	$25-$120
Issued	357,539	$160
Forfeited	-
Converted to common shares upon Reorganization Merger	(8,500,000)
Outstanding at December 31, 2021	-